INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill and intangible assets
	Goodwill	Indefinite Lived Intangible Assets
Balance at December 31, 2017	$1,850,000	$45,515
Acquisitions	24,257,146	—
Balance at December 31, 2018	26,107,146	45,515
Acquisitions	2,964,278	—
Impairment	(1,850,000)	—
Measurement period adjustment	(334,861)	—
Balance at December 31, 2019	$26,886,563	$45,515

Schedule of goodwill
	Powersports	Automotive	Vehicle Logistics	Total
Balance at December 31, 2018	$1,850,000	$23,074,775	$1,182,371	$26,107,146
Acquisitions	—	2,964,278	—	2,964,278
Impairment	(1,850,000)	—	—	(1,850,000)
Measurement period adjustment	—	—	(334,861)	(334,861)
Balance at December 31, 2019	$—	$26,039,053	$847,510	$26,886,563